Financial Instruments (Details) - Schedule of Lowest Level of Input - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Financial assets
Cash and cash equivalents	$ 152,942	$ 145,692	$ 113,302
Short-term investments - money market instruments	30,620	53,829
Investments in public companies	43,035	12,314
Investments in private companies	3,219	3,226
Level 1 [Member]
Financial assets
Cash and cash equivalents	152,942	145,692
Short-term investments - money market instruments	30,620	53,829
Investments in public companies	41,818	12,314
Investments in private companies
Level 2 [Member]
Financial assets
Cash and cash equivalents
Short-term investments - money market instruments
Investments in public companies
Investments in private companies
Level 3 [Member]
Financial assets
Cash and cash equivalents
Short-term investments - money market instruments
Investments in public companies	1,217
Investments in private companies	$ 3,219	$ 3,226